Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Series A Convertible Preferred Stock [Member] Preferred Stock [Member]	Series C Convertible Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Total
Balances at Dec. 31, 2022	$ 1			$ 96,294,141	$ (103,747,316)	$ (7,453,174)
Balance, shares at Dec. 31, 2022	6,300		3,575
Issuance of common stock and pre-funded warrants pursuant to private placement offering				4,463,076		4,463,076
Issuance of common stock and pre-funded warrants pursuant to private placement offering, shares			1,022
Shares and warrants issued with notes				658,494		658,494
Shares and warrants issued with notes, shares			88
Conversion of loan into common stock		$ 1		5,759,177		5,759,177
Conversion of loan into common stock , shares		5,761
Issuance of common stock pursuant to disposition				1,357,043		1,357,043
Issuance of common stock pursuant to disposition, shares			1,562
Shares issued for services				1,656,427		1,656,428
Shares issued for services, shares			2,198
Exercise of Warrants				1,167,565		1,167,566
Exercise of warrants, shares			2,476
Issuance of common stock pursuant to private placement, net of offering cost				3,832,304		3,832,305
Issuance of common stock pursuant to private placement, net of offering costs, shares			10,278
Conversion of preferred shares into common stock
Conversion of preference shares into common stock, shares		(975)	1,088
Stock-based compensation				408,810		408,810
Effect of reverse stock split			2			2
Net loss					(10,247,133)	(10,247,133)
Balances at Dec. 31, 2023	$ 1	$ 1	$ 2	115,597,037	(113,994,449)	1,602,592
Balance, shares at Dec. 31, 2023	6,300	4,786	22,287
Shares issued for services				224,265		224,265
Shares issued for services, shares			1,372
Stock-based compensation				100,299		100,299
Net loss					(683,735)	(683,735)
Issuance of common stock pursuant to private placements			$ 1	1,736,206		1,736,207
Issuance of common stock pursuant to private placements, shares			8,898
Conversion of preferred shares into common stock
Conversion of preferred shares into common stock, shares		(1,547)	1,726
Balances at Mar. 31, 2024	$ 1	$ 1	$ 3	117,657,807	(114,678,184)	2,979,628
Balance, shares at Mar. 31, 2024	6,300	3,239	34,283
Balances at Dec. 31, 2023	$ 1	$ 1	$ 2	115,597,037	(113,994,449)	1,602,592
Balance, shares at Dec. 31, 2023	6,300	4,786	22,287
Net loss						(4,194,215)
Balances at Jun. 30, 2024	$ 1	$ 1		120,916,998	(118,188,664)	2,728,340
Balance, shares at Jun. 30, 2024	6,300	1,744	45,647
Balances at Dec. 31, 2023	$ 1	$ 1	$ 2	115,597,037	(113,994,449)	1,602,592
Balance, shares at Dec. 31, 2023	6,300	4,786	22,287
Issuance of common stock and pre-funded warrants pursuant to private placement offering			$ 81	9,374,360		9,374,441
Issuance of common stock and pre-funded warrants pursuant to private placement offering, shares			806,754
Shares issued for services				312,634		312,634
Shares issued for services, shares			2,582
Conversion of preferred shares into common stock
Conversion of preference shares into common stock, shares		(3,442)	3,840
Stock-based compensation				169,614		169,614
Net loss					(13,106,589)	(13,106,589)
Conversion of debt and interest into common stock				318,767		318,767
Conversion of debt and interest into common stock, shares			3,120
Balances at Dec. 31, 2024	$ 1	$ 1	$ 83	125,772,412	(127,101,038)	(1,328,541)
Balance, shares at Dec. 31, 2024	6,300	1,344	838,584
Balances at Mar. 31, 2024	$ 1	$ 1	$ 3	117,657,807	(114,678,184)	2,979,628
Balance, shares at Mar. 31, 2024	6,300	3,239	34,283
Conversion of loan into common stock				313,817		$ 313,817
Conversion of loan into common stock , shares						2,120
Stock-based compensation				67,901		$ 67,901
Net loss					(3,510,480)	(3,510,480)
Conversion of preferred shares into common stock
Conversion of preferred shares into common stock, shares		(1,495)	1,668
Common stock issued for cash			$ 1	2,877,473		2,877,474
Common stock issued for cash ,shares			7,575
Balances at Jun. 30, 2024	$ 1	$ 1		120,916,998	(118,188,664)	2,728,340
Balance, shares at Jun. 30, 2024	6,300	1,744	45,647
Balances at Dec. 31, 2024	$ 1	$ 1	$ 83	125,772,412	(127,101,038)	(1,328,541)
Balance, shares at Dec. 31, 2024	6,300	1,344	838,584
Issuance of common stock and pre-funded warrants pursuant to private placement offering			$ 13	6,642,420		6,642,433
Issuance of common stock and pre-funded warrants pursuant to private placement offering, shares			125,535
Net loss					(2,089,910)	(2,089,910)
Issuance of pre-funded warrants in connection with services contract				3,000,000		3,000,000
Exercise of pre-funded warrants in connection with private placement offering			$ 318	(318)
Exercise of pre-funded warrants in connection with private placement offering, shares			3,182,375
Balances at Mar. 31, 2025	$ 1	$ 1	$ 413	135,414,514	(129,190,948)	6,223,982
Balance, shares at Mar. 31, 2025	6,300	1,344	4,146,494
Balances at Dec. 31, 2024	$ 1	$ 1	$ 83	125,772,412	(127,101,038)	(1,328,541)
Balance, shares at Dec. 31, 2024	6,300	1,344	838,584
Net loss						(4,207,772)
Issuance of common stock pursuant to private placements, shares			3,307,910
Balances at Jun. 30, 2025	$ 1	$ 1	$ 449	138,414,479	(131,308,810)	7,106,120
Balance, shares at Jun. 30, 2025	6,300	1,344	4,491,321
Balances at Mar. 31, 2025	$ 1	$ 1	$ 413	135,414,514	(129,190,948)	6,223,982
Balance, shares at Mar. 31, 2025	6,300	1,344	4,146,494
Net loss					(2,117,862)	(2,117,862)
Issuance of common stock pursuant to acquisition of intangibles			$ 35	2,999,965		3,000,000
Shares issuance in pursuant to acquisition of intangibles, shares			344,827
Balances at Jun. 30, 2025	$ 1	$ 1	$ 449	$ 138,414,479	$ (131,308,810)	$ 7,106,120
Balance, shares at Jun. 30, 2025	6,300	1,344	4,491,321